Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	Jan. 13, 2025	May 31, 2024	May 21, 2024	Jan. 31, 2025	Jun. 30, 2024	Feb. 28, 2025	Jul. 31, 2024	Mar. 31, 2025	Aug. 31, 2024	Apr. 30, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025
Genter Capital Dividend Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,493		$ 10,765		$ 10,547		$ 10,088
Genter Capital International Dividend ETF
Account Value [Line Items]
Accumulated Value	10,000			10,393		10,699		11,064		11,341
Genter Capital Taxable Quality Intermediate ETF
Account Value [Line Items]
Accumulated Value		$ 9,999	$ 10,000		$ 10,109		$ 10,278		$ 10,415		$ 10,517	$ 10,349	$ 10,412	$ 10,355	$ 10,405	$ 10,549	$ 10,593	$ 10,668
Genter Capital Municipal Quality Intermediate ETF
Account Value [Line Items]
Accumulated Value		10,016	10,000		10,126		10,174		10,273		10,346	10,230	10,331	10,264	10,333	10,415	10,364	10,342
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,365		10,230		9,653		9,588
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000			10,543		10,585		10,292		9,978
MSCI EAFE Value index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,635		$ 11,033		$ 11,308		$ 11,784
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		9,965	10,000		10,059		10,294		10,442		10,582	10,319	10,428	10,258	10,312	10,539	10,543	10,585
Bloomberg Intermediate US Gov/Credit Index
Account Value [Line Items]
Accumulated Value		9,988	10,000		10,068		10,257		10,375		10,488	10,320	10,384	10,320	10,378	10,523	10,570	10,668
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		9,908	10,000		10,060		10,151		10,231		10,332	10,182	10,358	10,207	10,258	10,360	10,184	10,102
Bloomberg Municipal Bond 5 Year Index
Account Value [Line Items]
Accumulated Value		$ 9,924	$ 10,000		$ 10,028		$ 10,131		$ 10,262		$ 10,334	$ 10,227	$ 10,303	$ 10,227	$ 10,292	$ 10,381	$ 10,320	$ 10,267